UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2010

Item 1. Reports to Stockholders

Fidelity®

Commodity Strategy

Fund

Annual Report

July 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	<Click Here>	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	<Click Here>	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® Commodity Strategy Fund's cumulative total return and show you what would have happened if Fidelity Commodity Strategy Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Commodity Strategy Fund on October 20, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones - UBS Commodity Index Total Return performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Between October 20, 2009 - Fidelity® Commodity Strategy Fund's inception date - and July 31, 2010, most commodities turned in solid gains, although the energy sector was a notable exception depressing the overall market. Natural gas was an especially weak performer, dropping about 29% as unexpectedly high supply kept prices down. Crude oil, the single biggest commodity weighting in the index and which fell more than 11%, was hampered by mounting concerns about the strength of the economic recovery and its potential to curtail future demand, as well as by the vast Gulf of Mexico oil spill. Among precious metals, gold was a strong performer - rising about 11% - as investors looked to it as an alternative to the U.S. dollar and a hedge against possible global inflation. The two commodities that make up the livestock sector, live cattle and lean hogs, rose 5% and 16%, respectively. Between the fund's inception date and July 31, 2010, the Dow Jones-UBS Commodity Index Total ReturnSM fell 1.09%. In comparison, the broad U.S. stock market, as measured by the S&P 500® Index, rose 2.54%; international equities, represented by the MSCI® EAFE® (Europe, Australasia, Far East) Index, fell 6.33%; and the Barclays Capital U.S. Aggregate Bond Index - a proxy for the U.S. bond market - gained 6.32% during the same time frame.

Comments from Bobe Simon, who oversees Fidelity Commodity Strategy Fund as Portfolio Manager for Geode Capital Management, LLC: Between the fund's inception date and July 31, 2010, the fund declined 1.70%, lagging the Dow Jones-UBS index. The energy sector - the only one to provide a negative return during the period - was by far the biggest hindrance to the fund's performance, with a big decline in natural gas prices hurting this group the most. Overall, the energy sector, which represented nearly one-third of the index, was down more than 15% during the reporting period. Livestock returns were up approximately 9%, followed by precious metals, which rose about 8%, led by gold. Industrial metals - a category that includes aluminum, copper, zinc and nickel - did well, rising 7%. Of final note, soft commodities - commonly called softs and including cotton, coffee and sugar - outpaced the index with a return of about 6%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Actual	.62%	$ 1,000.00	$ 1,036.90	$ 3.13
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.72	$ 3.11

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of July 31, 2010*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Commodity Swaps	90.0	78.2
Commodity-Linked Notes	9.7	21.6
Commodity ETFs/ETNs	0.3	0.2

Commodity Sector Diversification as of July 31, 2010
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Energy	31.1	32.1
Grains	23.6	22.1
Industrial Metals	18.3	18.7
Livestock	6.5	6.4
Precious Metals	13.0	12.7
Softs	7.5	8.0

* Investments in Commodity Swaps, Commodity-Linked Notes and Commodity ETFs/ETNs provide exposure to the commodities market via the Dow Jones-UBS Commodity Index Total Return, an unmanaged index composed of futures contracts on 19 physical commodities. The Fund does not invest directly in physical commodities.

Annual Report

Consolidated Investments July 31, 2010

Showing Percentage of Net Assets

Exchange-Traded Notes - 0.3%
	Shares	Value
iPath Dow Jones-UBS Commodity Index Total Return ETN (issued by Barclays Bank PLC, maturity date 6/12/36) (a) (Cost $212,122)	5,600	$ 225,904
Commodity-Linked Notes - 3.1%
	Principal Amount
Eksportfinans AS Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/19/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (c)(e)(f) (Cost $2,500,000)	$ 2,500,000	2,399,759
U.S. Treasury Obligations - 14.4%

U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 8/5/10 to 10/21/10 (d) (Cost $11,147,791)	11,150,000	11,147,979
Money Market Funds - 76.4%
	Shares
Fidelity Cash Central Fund, 0.24% (b) (Cost $59,165,272)	59,165,272	59,165,272
TOTAL INVESTMENT PORTFOLIO - 94.2% (Cost $73,025,185)		72,938,914
NET OTHER ASSETS (LIABILITIES) - 5.8%		4,531,466
NET ASSETS - 100%		$ 77,470,380
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Sept. 2010	$ 9,200,000	$ 837,859
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Sept. 2010	17,300,000	1,576,213
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Oct. 2010	10,000,000	559,338
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Oct. 2010	400,000	21,895
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	25,500,000	1,426,428
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	2,900,000	122,887
		$ 65,300,000	$ 4,544,620
Security Type Abbreviations
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,399,759 or 3.1% of net assets.

(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,569,297.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 150,695
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Return Cayman Ltd.	$ -	$ 28,699,972	$ 9,300,003	$ -	$ 16,018,481
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 11,147,979	$ -	$ 11,147,979	$ -
Exchange-Traded Notes	225,904	225,904	-	-
Commodity-Linked Notes	2,399,759	-	2,399,759	-
Money Market Funds	59,165,272	59,165,272	-	-
Total Investments in Securities:	$ 72,938,914	$ 59,391,176	$ 13,547,738	$ -
Derivative Instruments:
Assets
Swap Agreements	$ 4,544,620	$ -	$ 4,544,620	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Consolidated Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Swap Agreements (a)	$ 4,544,620	$ -
Total Value of Derivatives	$ 4,544,620	$ -
(a) Value is disclosed on the Consolidated Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $100 all of which will expire on July 31, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $1,197,268 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,859,913)	$ 13,773,642
Fidelity Central Funds (cost $59,165,272)	59,165,272
Total Investments (cost $73,025,185)		$ 72,938,914
Cash		17,321
Receivable for fund shares sold		58,200
Interest receivable		1,079
Distributions receivable from Fidelity Central Funds		12,354
Unrealized appreciation on swap agreements		4,544,620
Prepaid expenses		6,250
Receivable from investment adviser for expense reductions		3,337
Total assets		77,582,075

Liabilities
Payable for fund shares redeemed	$ 70,650
Accrued management fee	27,918
Transfer agent fee payable	12,291
Other payables and accrued expenses	836
Total liabilities		111,695

Net Assets		$ 77,470,380
Net Assets consist of:
Paid in capital		$ 80,936,196
Accumulated undistributed net realized gain (loss) on investments		(7,924,165)
Net unrealized appreciation (depreciation) on investments		4,458,349
Net Assets, for 7,882,219 shares outstanding		$ 77,470,380
Net Asset Value, offering price and redemption price per share ($77,470,380 ÷ 7,882,219 shares)		$ 9.83

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Operations

For the period October 20, 2009 (commencement of operations) to July 31, 2010

Investment Income
Interest		$ 21,539
Income from Fidelity Central Funds		150,695
Total income		172,234

Expenses
Management fee	$ 413,475
Transfer agent fees	198,163
Custodian fees and expenses	3,912
Independent trustees' compensation	307
Subsidiary directors' fees	18,716
Miscellaneous	138
Total expenses before reductions	634,711
Expense reductions	(41,319)	593,392
Net investment income		(421,158)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,258,528)
Futures contracts	10,498
Swap agreements	(7,848,427)
Total net realized gain (loss)		(9,096,457)
Change in net unrealized appreciation (depreciation) on: Investment securities	(86,271)
Swap agreements	4,544,620
Total change in net unrealized appreciation (depreciation)		4,458,349
Net gain (loss)		(4,638,108)
Net increase (decrease) in net assets resulting from operations		$ (5,059,266)

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

For the period October 20, 2009 (commencement of operations) to July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ (421,158)
Net realized gain (loss)	(9,096,457)
Change in net unrealized appreciation (depreciation)	4,458,349
Net increase (decrease) in net assets resulting from operations	(5,059,266)
Share transactions Proceeds from sales of shares	152,849,239
Cost of shares redeemed	(70,319,593)
Net increase (decrease) in net assets resulting from share transactions	82,529,646
Total increase (decrease) in net assets	77,470,380

Net Assets
Beginning of period	-
End of period	$ 77,470,380
Other Information Shares
Sold	15,280,196
Redeemed	(7,397,977)
Net increase (decrease)	7,882,219

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights

Year ended July 31,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	(.03)
Net realized and unrealized gain (loss)	(.14)
Total from investment operations	(.17)
Net asset value, end of period	$ 9.83
Total Return B, C	(1.70)%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A
Expenses net of fee waivers, if any	.64% A
Expenses net of all reductions	.64% A
Net investment income	(.45)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,470
Portfolio turnover rate F	149% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended July 31, 2010

1. Organization.

Fidelity Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only available to certain clients of Strategic Advisers, Inc. (not the general public) and to mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investment in Subsidiary.

The Fund may invest in commodity-linked derivative instruments through its investment in the Fidelity Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodity-linked derivative instruments, consistent with the investment objective of the Fund. As of July 31, 2010, the Fund held $16,018,481 in the Subsidiary, representing 20.7% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, for the Fund's investments is included at the end of the Fund's Consolidated Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2

Annual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the current business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the controlled foreign corporation, net operating loss, capital loss carryforwards and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 238
Gross unrealized depreciation	(6,813,306)
Net unrealized appreciation (depreciation)	$ (6,813,068)

Tax Cost	$ 79,751,982

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation)	$ (2,268,448)
Capital loss carryforward	$ (100)

Annual Report

5. Operating Policies.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of creditworthiness of all potential counterparties.

Annual Report

Notes to Consolidated Financial Statements - continued

6. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Consolidated Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange's clearinghouse. Risk of loss may exceed the amounts recognized in the Consolidated Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$ 10,498	$ -
Swap Agreements	(7,848,427)	4,544,620
Totals (a)(b)(c)	$ (7,837,929)	$ 4,544,620

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Consolidated Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Consolidated Statement of Operations is comprised of $10,498 for futures contracts and $(7,848,427) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Consolidated Statement of Operations is comprised of $4,544,620 for swap agreements.

Annual Report

6. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Consolidated Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Consolidated Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Consolidated Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Consolidated Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Consolidated Statement of Assets and Liabilities. Any upfront payments made or received upon entering into a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Consolidated Statement of Operations.

Risks of loss may include commodity risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Annual Report

Notes to Consolidated Financial Statements - continued

6. Derivative Instruments - continued

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual security or a basket of securities (i.e., an index), and the other on a fixed or floating rate. The Fund entered into total return swaps to manage its commodities market exposure.

7. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,531,752 and $8,561,027, respectively.

8. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $41,293.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee based on the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Annual Report

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $138 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Commodity Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Commodity Strategy Fund (a fund of Fidelity Fixed-Income Trust) at July 31, 2010, the results of its operations for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Commodity Strategy Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
September 23, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

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Annual Report

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Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Geode Capital Management, LLC

FMR Co., Inc.

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Custodian

JPMorgan Chase Bank

New York, NY

FCR-ANN-0910
1.899309.100

Fidelity®

Series Commodity Strategy

Fund

Fidelity Series Commodity Strategy
Fund

Class F

Annual Report

July 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	<Click Here>	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	<Click Here>	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Commodity Strategy Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® Series Commodity Strategy Fund's cumulative total return and show you what would have happened if Fidelity Series Commodity Strategy Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Series Commodity Strategy Fund, a class of the fund, on October 1, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones - UBS Commodity Index Total ReturnSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Between October 1, 2009 - Fidelity® Series Commodity Strategy Fund's inception date - and July 31, 2010, most commodities turned in solid gains, although the energy sector was a notable exception. Natural gas was an especially weak performer, dropping about 20% as unexpectedly high supply kept prices down. Crude oil, down a modest 1%, was hurt by mounting concerns about the strength of the economic recovery and its potential to curtail future demand, as well as by the vast Gulf of Mexico oil spill. Among precious metals, gold was a very strong performer - rising 17% - as investors looked to it as an alternative to the U.S. dollar and a hedge against possible global inflation. Agriculture-related commodities also did very well, with wheat and soybean prices - gaining 28% and 11%, respectively - benefiting from strong demand and constrained supply. Between the fund's inception date and July 31, 2010, the Dow Jones-UBS Commodity Index Total ReturnSM gained 7.11%. In comparison, the broad U.S. stock market, as measured by the S&P 500® Index, rose 8.72%; international equities, represented by the MSCI® EAFE® (Europe, Australasia, Far East) Index, fell 1.03%; and the Barclays Capital U.S. Aggregate Bond Index - a proxy for the U.S. bond market - gained 6.28% during the same time frame.

Comments from Bobe Simon, who oversees Fidelity Series Commodity Strategy Fund as Portfolio Manager for Geode Capital Management, LLC: Between the fund's inception date and July 31, 2010, the fund's Series Commodity Strategy and Class F shares returned 6.30% and 6.40%, respectively, lagging the Dow Jones-UBS index. A variety of commodity types contributed to the positive absolute return. Precious metals, led by gold, were particularly good performers, gaining 15%. Industrial metals - a category that includes aluminum, copper, zinc and nickel - did nearly as well, rising 14%. Livestock and agriculture also made meaningful contributions, gaining roughly 13% and 11%, respectively. Soft commodities - commonly called softs and including cotton, coffee and sugar - also outpaced the index, rising about 9%. In contrast, energy was by far the biggest detractor, in part because it represented nearly one-third of the index weighting, and in part because of a big decline in natural gas prices and a lesser one in crude oil. Overall, the energy sector was down about 6% during the 10-month reporting period - the only sector to lose ground.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Series Commodity Strategy	.60%
Actual		$ 1,000.00	$ 1,037.10	$ 3.03
Hypothetical A		$ 1,000.00	$ 1,021.82	$ 3.01
Class F	.40%
Actual		$ 1,000.00	$ 1,038.00	$ 2.02
Hypothetical A		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of July 31, 2010*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Commodity Swaps	83.2	79.5
Commodity-Linked Notes	14.8	19.4
Commodity ETFs/ETNs	0.0	0.2
Commodity Futures	2.0	0.9

Commodity Sector Diversification as of July 31, 2010
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Energy	31.1	32.1
Grains	23.6	22.0
Industrial Metals	18.3	18.7
Livestock	6.5	6.4
Precious Metals	13.0	12.8
Softs	7.5	8.0

* Investments in Commodity Swaps, Commodity-Linked Notes and Commodity ETFs/ETNs provide exposure to the commodities market via the Dow Jones-UBS Commodity Index Total Return, an unmanaged index composed of futures contracts on 19 physical commodities. The Fund does not invest directly in physical commodities.

Annual Report

Consolidated Investments July 31, 2010

Showing Percentage of Net Assets

Commodity-Linked Notes - 5.2%
	Principal Amount	Value
AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 1/13/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	$ 10,000,000	$ 9,428,009
Note, three-month U.S. dollar LIBOR minus .27% due 1/20/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	10,378,092
Note, three-month U.S. dollar LIBOR minus .27% due 5/17/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	25,000,000	25,122,357
Note, three-month U.S. dollar LIBOR minus .27% due 6/23/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	15,000,000	19,100,266
Note, three-month U.S. dollar LIBOR minus .27% due 8/16/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	11,875,444
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/29/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	35,000,000	33,778,026
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 4/27/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	25,000,000	25,312,811
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 8/2/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	25,000,000	28,753,068
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .20% due 3/10/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	20,000,000	22,687,428
Medium Term Note, one-month U.S. dollar LIBOR minus .20% due 8/9/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	11,871,444
Medium Term Note, three-month U.S. dollar LIBOR minus .20% due 1/13/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	9,447,900
Commodity-Linked Notes - continued
	Principal Amount	Value
Credit Suisse New York Branch: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .20% due 11/24/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	$ 10,000,000	$ 9,533,024
Note, three-month U.S. dollar LIBOR minus .20% due 5/26/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	12,000,000	11,674,292
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 1/18/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	9,437,855
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/24/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	9,523,503
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 4/5/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	10,550,299
Note, three-month U.S. dollar LIBOR minus .16% due 6/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	5,000,000	5,085,250
Note, three-month U.S. dollar LIBOR minus .16% due 6/14/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	10,000,000	11,357,972
Eksportfinans AS Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/19/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(f)	7,200,000	6,911,305
TOTAL COMMODITY-LINKED NOTES (Cost $269,200,000)		281,828,345
U.S. Treasury Obligations - 7.5%

U.S. Treasury Bills, yield at date of purchase 0.15% to 0.23% 8/5/10 to 11/12/10 (c)(d) (Cost $409,886,227)	410,000,000	409,901,787
Money Market Funds - 83.2%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (a) (Cost $4,548,497,959)	4,548,497,959	$ 4,548,497,959
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $5,227,584,186)		5,240,228,091
NET OTHER ASSETS (LIABILITIES) - 4.1%		225,782,956
NET ASSETS - 100%		$ 5,466,011,047
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
61 CBOT Corn Contracts	Dec. 2010	$ 1,240,588	$ 51,628
289 CBOT Corn Contracts	Sept. 2010	5,675,238	647,363
159 CBOT Soybean Contracts	Nov. 2010	7,989,750	750,218
126 CBOT Soybean Oil Contracts	Dec. 2010	3,065,580	188,737
144 CBOT Wheat Contracts	Sept. 2010	4,762,800	1,528,851
27 CBOT Wheat Contracts	Dec. 2010	936,563	88,510
81 CME Lean Hogs Contracts	Oct. 2010	2,560,410	123,576
107 CME Live Cattle Contracts	Oct. 2010	4,048,880	88,188
16 COMEX Copper Contracts	Dec. 2010	1,332,800	59,407
75 COMEX Copper Contracts	Sept. 2010	6,209,063	860,638
84 COMEX Gold Contracts	Dec. 2010	9,944,760	(196,907)
30 COMEX Silver Contracts	Sept. 2010	2,700,450	(47,438)
7 COMEX Silver Contracts	Dec. 2010	631,890	(4,540)
41 ICE Coffee Contracts	Sept. 2010	2,710,613	585,520
8 ICE Coffee Contracts	Dec. 2010	530,400	43,597
86 LME Aluminum Contracts	Sept. 2010	4,650,988	523,203
18 LME Aluminum Contracts	Nov. 2010	981,675	57,902
3 LME Nickel Contracts	Nov. 2010	381,006	16,014
19 LME Nickel Contracts	Sept. 2010	2,407,680	258,994
40 LME Zinc Contracts	Sept. 2010	2,013,000	297,239
8 LME Zinc Contracts	Nov. 2010	406,300	14,634
57 NYBOT Cotton No. 2 Contracts	Dec. 2010	2,244,660	50,266
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Commodity Futures Contracts - continued
95 NYBOT Sugar Contracts	Oct. 2010	$ 2,082,248	$ 396,080
33 NYMEX Gasoline RBOB Contracts	Sept. 2010	2,941,646	136,477
7 NYMEX Gasoline RBOB Contracts	Nov. 2010	591,146	(572)
33 NYMEX Heating Oil Contracts	Sept. 2010	2,894,107	65,482
7 NYMEX Heating Oil Contracts	Nov. 2010	629,895	(126)
172 NYMEX Natural Gas Contracts	Sept. 2010	8,467,560	89,559
36 NYMEX Natural Gas Contracts	Nov. 2010	1,825,920	60,007
148 NYMEX WTI Crude Contracts	Sept. 2010	11,684,600	489,019
30 NYMEX WTI Crude Contracts	Nov. 2010	2,398,500	(5,228)
TOTAL COMMODITY FUTURES CONTRACTS		$ 100,940,716	$ 7,216,298

The face value of futures purchased as a percentage of net assets is 1.8%
Swap Agreements
		Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	August 2010	$ 50,000,000	$ 77,485
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	August 2010	40,000,000	(242,851)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	August 2010	50,000,000	(447,581)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	August 2010	50,600,000	108,102
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Sept. 2010	$ 15,000,000	$ 687,184
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Sept. 2010	30,000,000	1,374,367
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Oct. 2010	10,000,000	596,468
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Oct. 2010	62,000,000	4,758,111
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Oct. 2010	25,000,000	2,318,665
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Oct. 2010	50,000,000	4,637,329
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Oct. 2010	43,000,000	1,815,974
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Oct. 2010	50,000,000	2,509,376
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Oct. 2010	45,000,000	2,522,465
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Sept. 2010	$ 20,000,000	$ 1,821,433
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2010	8,000,000	611,248
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2010	73,500,000	4,584,784
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2010	25,000,000	1,559,450
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2010	40,000,000	2,268,490
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	Nov. 2010	35,000,000	1,061,959
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	August 2010	40,000,000	3,234,477
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	August 2010	45,000,000	3,300,733
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Sept. 2010	41,000,000	2,276,706
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	August 2010	$ 50,000,000	$ 2,776,471
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Sept. 2010	40,000,000	1,687,720
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Sept. 2010	30,000,000	1,265,790
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Sept. 2010	40,000,000	1,677,939
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Sept. 2010	50,000,000	2,274,548
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	August 2010	50,000,000	2,511,458
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Sept. 2010	50,000,000	2,598,551
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Sept. 2010	9,000,000	744,068
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Oct. 2010	60,000,000	3,744,128
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Sept. 2010	$ 47,500,000	$ 2,728,331
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Oct. 2010	45,000,000	3,030,572
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Oct. 2010	60,000,000	1,821,027
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2010	60,000,000	2,008,378
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Sept. 2010	55,000,000	1,892,406
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Nov. 2010	53,000,000	1,761,257
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	Sept. 2010	10,000,000	0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	August 2010	50,000,000	80,581
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	August 2010	55,000,000	872,893
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	August 2010	$ 20,000,000	$ 915,313
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	August 2010	42,500,000	1,043,189
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	August 2010	70,000,000	5,712,439
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Sept. 2010	85,000,000	7,030,942
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Sept. 2010	40,000,000	3,709,293
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Sept. 2010	62,000,000	2,603,353
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Sept. 2010	30,000,000	1,505,313
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Sept. 2010	23,000,000	1,757,155
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Oct. 2010	27,000,000	1,796,247
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Oct. 2010	$ 25,000,000	$ 1,559,300
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Sept. 2010	23,000,000	1,205,725
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Oct. 2010	30,000,000	1,572,685
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Oct. 2010	60,000,000	1,820,369
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	August 2010	27,000,000	819,166
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	Nov. 2010	13,000,000	239,643
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	August 2010	80,000,000	(288,859)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	August 2010	36,000,000	(218,566)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	August 2010	$ 40,000,000	$ (355,895)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	August 2010	15,000,000	462,416
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Sept. 2010	35,000,000	1,605,058
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Sept. 2010	25,000,000	2,277,764
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Sept. 2010	40,000,000	3,862,679
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Sept. 2010	14,000,000	835,546
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Oct. 2010	60,000,000	5,118,542
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Oct. 2010	$ 30,000,000	$ 1,266,597
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Oct. 2010	40,000,000	3,221,312
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2010	10,000,000	763,980
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2010	25,000,000	2,068,065
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2010	40,000,000	2,495,603
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Nov. 2010	50,000,000	2,638,022
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	Dec. 2010	45,000,000	1,365,573
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	August 2010	42,000,000	1,926,070
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	August 2010	$ 42,000,000	$ 1,253,990
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	August 2010	50,000,000	4,084,259
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	August 2010	15,000,000	1,366,658
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Sept. 2010	15,000,000	1,390,985
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Sept. 2010	60,000,000	4,396,950
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Sept. 2010	30,000,000	1,348,886
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Sept. 2010	40,000,000	1,798,515
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Sept. 2010	50,000,000	2,510,417
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Oct. 2010	40,000,000	2,700,074
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Oct. 2010	$ 12,000,000	$ 798,559
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Oct. 2010	60,000,000	3,743,404
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Oct. 2010	20,000,000	1,118,674
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Oct. 2010	47,000,000	2,572,656
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Oct. 2010	50,000,000	2,061,177
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Oct. 2010	60,000,000	1,820,764
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Oct. 2010	7,000,000	241,536
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	Nov. 2010	60,000,000	1,106,092
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	August 2010	50,000,000	965,518
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Sept. 2010	$ 30,000,000	$ 139,147
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Oct. 2010	50,000,000	86,773
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Oct. 2010	50,000,000	(439,444)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	10,000,000	459,520
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	50,000,000	3,354,789
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	20,000,000	1,823,767
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Oct. 2010	75,000,000	5,961,869
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2010	20,500,000	1,902,181
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2010	30,000,000	2,783,680
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2010	$ 45,000,000	$ 3,638,170
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2010	10,000,000	421,807
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	30,000,000	1,506,562
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	40,000,000	2,419,874
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	40,000,000	2,419,874
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Nov. 2010	17,000,000	883,358
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Dec. 2010	35,000,000	2,183,863
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	16,500,000	922,983
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	45,000,000	2,217,475
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	$ 50,000,000	$ 1,517,632
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Jan. 2011	20,000,000	847,499
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	August 2010	30,000,000	2,640,894
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	August 2010	40,000,000	3,258,253
		$ 4,329,100,000	$ 213,474,171
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $281,828,345 or 5.2% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,835,173.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $378,251,893.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,600,139
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Return Cayman Ltd.	$ -	$ 744,949,869	$ 181,000,021	$ -	$ 657,942,087
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 409,901,787	$ -	$ 409,901,787	$ -
Commodity-Linked Notes	281,828,345	-	281,828,345	-
Money Market Funds	4,548,497,959	4,548,497,959	-	-
Total Investments in Securities:	$ 5,240,228,091	$ 4,548,497,959	$ 691,730,132	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 7,471,109	$ 7,471,109	$ -	$ -
Swap Agreements	215,467,367	-	215,467,367	-
Total Assets	$ 222,938,476	$ 7,471,109	$ 215,467,367	$ -
Liabilities
Futures Contracts	$ (254,811)	$ (254,811)	$ -	$ -
Swap Agreements	(1,993,196)	-	(1,993,196)	-
Total Liabilities	$ (2,248,007)	$ (254,811)	$ (1,993,196)	$ -
Total Derivative Instruments:	$ 220,690,469	$ 7,216,298	$ 213,474,171	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts (a)	$ 7,471,109	$ (254,811)
Swap Agreements (b)	215,467,367	(1,993,196)
Total Value of Derivatives	$ 222,938,476	$ (2,248,007)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Consolidated Schedule of Investments. Only the period end variation margin is separately disclosed on the Consolidated Statement of Assets and Liabilities.

(b) Value is disclosed on the Consolidated Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $100 all of which will expire on July 31, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $1,335,112 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $679,086,227)	$ 691,730,132
Fidelity Central Funds (cost $4,548,497,959)	4,548,497,959
Total Investments (cost $5,227,584,186)		$ 5,240,228,091
Segregated cash with broker for futures contracts		1,100,793
Receivable for swap agreements		315,575
Receivable for fund shares sold		10,571,149
Interest receivable		46,412
Distributions receivable from Fidelity Central Funds		870,032
Receivable for daily variation on futures contracts		1,804,186
Unrealized appreciation on swap agreements		215,467,367
Prepaid expenses		6,250
Receivable from investment adviser for expense reductions		123,608
Total assets		5,470,533,463

Liabilities
Payable for fund shares redeemed	$ 67,742
Unrealized depreciation on swap agreements	1,993,196
Accrued management fee	1,744,136
Transfer agent fee payable	716,372
Other payables and accrued expenses	970
Total liabilities		4,522,416

Net Assets		$ 5,466,011,047
Net Assets consist of:
Paid in capital		$ 5,273,380,425
Accumulated undistributed net realized gain (loss) on investments		(40,703,752)
Net unrealized appreciation (depreciation) on investments		233,334,374
Net Assets		$ 5,466,011,047

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

July 31, 2010

Series Commodity Strategy: Net Asset Value, offering price and redemption price per share ($4,778,321,825 ÷ 449,551,233 shares)	$ 10.63

Class F: Net Asset Value, offering price and redemption price per share ($687,689,222 ÷ 64,606,333 shares)	$ 10.64

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Operations

For the period October 1, 2009 (commencement of operations) July 31, 2010

Investment Income
Interest		$ 380,857
Income from Fidelity Central Funds		3,600,139
Total income		3,980,996

Expenses
Management fee	$ 8,514,988
Transfer agent fees	3,633,303
Custodian fees and expenses	4,513
Independent trustees' compensation	5,398
Subsidiary directors' fees	18,716
Miscellaneous	3,876
Total expenses before reductions	12,180,794
Expense reductions	(583,962)	11,596,832
Net investment income		(7,615,836)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,417,325)
Futures contracts	(6,487,102)
Swap agreements	(119,850,308)
Total net realized gain (loss)		(127,754,735)
Change in net unrealized appreciation (depreciation) on: Investment securities	12,643,905
Futures contracts	7,216,298
Swap agreements	213,474,171
Total change in net unrealized appreciation (depreciation)		233,334,374
Net gain (loss)		105,579,639
Net increase (decrease) in net assets resulting from operations		$ 97,963,803

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

For the period October 1, 2009 (commencement of operations) to July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ (7,615,836)
Net realized gain (loss)	(127,754,735)
Change in net unrealized appreciation (depreciation)	233,334,374
Net increase (decrease) in net assets resulting from operations	97,963,803
Share transactions - net increase (decrease)	5,368,047,244
Total increase (decrease) in net assets	5,466,011,047

Net Assets
Beginning of period	-
End of period	$ 5,466,011,047

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Series Commodity Strategy

Year ended July 31,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	(.03)
Net realized and unrealized gain (loss)	.66
Total from investment operations	.63
Net asset value, end of period	$ 10.63
Total Return B, C	6.30%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A
Expenses net of fee waivers, if any	.60% A
Expenses net of all reductions	.60% A
Net investment income	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,778,322
Portfolio turnover rate F	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 1, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class F

Year ended July 31,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	(.02)
Net realized and unrealized gain (loss)	.66
Total from investment operations	.64
Net asset value, end of period	$ 10.64
Total Return B, C	6.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.43% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.40% A
Net investment income	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 687,689
Portfolio turnover rate F	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 1, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended July 31, 2010

1. Organization.

Fidelity Series Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Commodity Strategy and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investment in Subsidiary.

The Fund may invest in commodity-linked derivative instruments through its investment in the Fidelity Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodity-linked derivative instruments, consistent with the investment objective of the Fund. As of July 31, 2010, the Fund held $657,942,087 in the Subsidiary, representing 12.0% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, for the Fund's investments is included at the end of the Fund's Consolidated Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the controlled foreign corporation, net operating loss, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,109,766
Gross unrealized depreciation	(43,834,401)
Net unrealized appreciation (depreciation)	$ (26,724,635)

Tax Cost	$ 5,266,952,726

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (100)
Net unrealized appreciation (depreciation)	$ 193,965,834

Annual Report

Notes to Consolidated Financial Statements - continued

5. Operating Policies.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the

Annual Report

6. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Consolidated Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange's clearinghouse. Risk of loss may exceed the amounts recognized in the Consolidated Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$ (6,487,102)	$ 7,216,298
Swap Agreements	(119,850,308)	213,474,171
Totals (a)(b)(c)	$ (126,337,410)	$ 220,690,469

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Consolidated Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Consolidated Statement of Operations is comprised of $(6,487,102) for futures contracts and $(119,850,308) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Consolidated Statement of Operations is comprised of $7,216,298 for futures contracts and $213,474,171 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the commodities market.

Annual Report

Notes to Consolidated Financial Statements - continued

6. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Consolidated Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Consolidated Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Consolidated Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Consolidated Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Consolidated Statement of Assets and Liabilities. Any upfront payments made or received upon entering into a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Consolidated Statement of Operations.

Risks of loss may include commodity risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Annual Report

6. Derivative Instruments - continued

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual security or a basket of securities (i.e., an index), and the other on a fixed or floating rate. The Fund entered into total return swaps to manage its commodities market exposure.

7. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $294,737,617 and $25,455,613, respectively.

8. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $583,958.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of Series Commodity Strategy's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Commodity Strategy	$ 3,633,303.20

* Annualized

Annual Report

Notes to Consolidated Financial Statements - continued

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,876 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Year ended July 31,	2010 A	2010 A
Series Commodity Strategy
Shares sold	473,928,218	$ 4,949,492,543
Shares redeemed	(24,376,985)	(249,645,688)
Net increase (decrease)	449,551,233	$ 4,699,846,855
Class F
Shares sold	64,990,842	$ 672,171,981
Shares redeemed	(384,509)	(3,971,592)
Net increase (decrease)	64,606,333	$ 668,200,389

A For the period October 1, 2009 (commencement of operations) to July 31, 2010.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Series Commodity Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Commodity Strategy Fund (a fund of Fidelity Fixed-Income Trust) at July 31, 2010, the results of its operations for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Commodity Strategy Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
September 23, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Commodity Strategy Fund or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Commodity Strategy Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Series Commodity Strategy	09/09/2010	09/08/2010	$.155
Class F	09/09/2010	09/08/2010	$.163

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

SCR-S-ANN-0910
1.899299.100

Item 2. Code of Ethics

As of the end of the period, July 31, 2010, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Commodity Strategy Fund and Fidelity Series Commodity Strategy Fund (the "Funds"):

Services Billed by PwC

July 31, 2010 FeesA, B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Commodity Strategy Fund	$85,000	$-	$6,100	$1,200
Fidelity Series Commodity Strategy Fund	$87,000	$-	$6,100	$2,000

July 31, 2009 FeesA, B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Commodity Strategy Fund	$-	$-	$-	$-
Fidelity Series Commodity Strategy Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Commodity Strategy Fund and Fidelity Series Commodity Strategy Fund commenced operations on October 20, 2009 and October 1, 2009, respectively.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	July 31, 2010A, B	July 31, 2009A, B
Audit-Related Fees	$2,180,000	$3,245,000
Tax Fees	$-	$2,000
All Other Fees	$145,000	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2010 A, B	July 31, 2009 A, B
PwC	$4,505,000	$4,000,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2010